PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit plans	$ 61	$ 57	$ 64
Changes in reimbursement rights
Balance at the beginning of the year	49	35	12
Premiums paid	0	20	21
Benefits paid	(6)	(6)	(6)
Interest income	5	4	2
Actuarial loss	(4)	(2)	7
Translation	7	(2)	(1)
Balance at end of year	51	49	35
2026
Changes in reimbursement rights
Estimated future benefit payments	7	6	8
2027
Changes in reimbursement rights
Estimated future benefit payments	7	6	8
Year 3
Changes in reimbursement rights
Estimated future benefit payments	6	6	8
Year 4
Changes in reimbursement rights
Estimated future benefit payments	6	6	7
Year 5
Changes in reimbursement rights
Estimated future benefit payments	6	6	7
Thereafter
Changes in reimbursement rights
Estimated future benefit payments	24	22	26
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Disclosure of defined benefit plans [line items]
Defined benefit plans	56	52	59
Benefit obligation
Balance at beginning of year	52	59	66
Interest cost	5	6	6
Benefits paid	(6)	(6)	(6)
Actuarial gain	(1)	(6)	(2)
Translation	6	(1)	(5)
Balance at end of year	$ 56	$ 52	$ 59
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Contribution %	100.00%
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Present value of defined benefit obligation [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate (in percent)	8.05%	9.92%	10.77%
Expected increase in health care costs (in percent)	4.92%	6.86%	7.37%
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Plan assets [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Expected increase in health care costs (in percent)	4.92%	6.86%
Changes in reimbursement rights
Healthcare cost inflation	3.67%	5.61%
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage of reasonably possible increase in actuarial assumption (in percent)	1.00%
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 4	$ 3	$ 4
Percentage of reasonably possible decrease in actuarial assumption (in percent)	1.00%
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3)	(3)	(3)
Other defined benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plans	$ 5	$ 5	$ 5